Vessels, containers, handling equipment and other tangible assets - Components and Movements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 1,212,781	$ 990,107
Ending balance	1,536,024	1,212,781
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,170,558	1,828,131
Additions	484,179	490,182
Disposals	(25,580)	(107,487)
Reclass from Assets Held for Sale	50,667
Lease Modifications and terminations	77,365	(38,403)
Effect of movements in exchange rates	711	(1,865)
Ending balance	2,757,900	2,170,558
Amortization and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(957,777)	(838,024)
Depreciation	304,219	236,977
Disposals	(18,933)	(88,544)
Reclass from Assets Held for Sale	38,721
Lease Modifications and terminations	(60,479)	(27,416)
Effect of movements in exchange rates	571	(1,264)
Ending balance	(1,221,876)	(957,777)
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	717,941	617,427
Ending balance	948,004	717,941
Vessels | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,178,983	941,201
Additions	284,874	240,908
Reclass from Assets Held for Sale	50,667
Lease Modifications and terminations	81,052	(3,126)
Ending balance	1,595,576	1,178,983
Vessels | Amortization and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(461,042)	(323,774)
Depreciation	188,890	139,682
Reclass from Assets Held for Sale	38,721
Lease Modifications and terminations	(41,081)	(2,414)
Ending balance	(647,572)	(461,042)
Containers and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	425,738	351,687
Ending balance	520,887	425,738
Containers and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	828,898	789,144
Additions	182,521	180,634
Disposals	(22,820)	(105,588)
Lease Modifications and terminations	(5,315)	(35,277)
Effect of movements in exchange rates		(15)
Ending balance	983,284	828,898
Containers and equipment | Amortization and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(403,160)	(437,457)
Depreciation	94,415	78,399
Disposals	(16,264)	(87,682)
Lease Modifications and terminations	(18,914)	(25,002)
Effect of movements in exchange rates		(12)
Ending balance	(462,397)	(403,160)
Computer systems and communication equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11,868	9,743
Ending balance	12,864	11,868
Computer systems and communication equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	53,583	46,115
Additions	3,372	8,271
Disposals	(588)	(307)
Lease Modifications and terminations	3,787
Effect of movements in exchange rates	336	(496)
Ending balance	60,490	53,583
Computer systems and communication equipment | Amortization and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(41,715)	(36,372)
Depreciation	6,479	5,647
Disposals	(588)	(304)
Effect of movements in exchange rates	20
Ending balance	(47,626)	(41,715)
Other
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	57,234	11,250
Ending balance	54,269	57,234
Other | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	109,094	51,671
Additions	13,412	60,369
Disposals	(2,172)	(1,592)
Lease Modifications and terminations	(2,159)
Effect of movements in exchange rates	375	(1,354)
Ending balance	118,550	109,094
Other | Amortization and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(51,860)	(40,421)
Depreciation	14,435	13,249
Disposals	(2,081)	(558)
Lease Modifications and terminations	(484)
Effect of movements in exchange rates	551	(1,252)
Ending balance	(64,281)	(51,860)
Total other property and equipments
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	69,102	20,993
Ending balance	$ 67,133	$ 69,102